Cash flow disclosures (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Values at the beginning of the year	$ 1,486,445	$ 1,107,241
Cash flows	(393,344)	237,210
Foreign exchange adjustments	(60,824)	20,439
Other non-cash movements	94,381	121,555
Balances	1,126,658	1,486,445
Bank and financial borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Values at the beginning of the year	765,330	604,102
Cash flows	(308,547)	99,725
Foreign exchange adjustments	(55,935)	6,117
Other non-cash movements	45,159	55,386
Balances	446,007	765,330
Notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Values at the beginning of the year	682,415	475,639
Cash flows	(48,153)	129,491
Foreign exchange adjustments	(3,624)	14,686
Other non-cash movements	48,298	62,599
Balances	678,936	682,415
Loans with related parties
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Values at the beginning of the year	34,651	22,220
Cash flows	(34,980)	10,525
Foreign exchange adjustments	0	(82)
Other non-cash movements	329	1,988
Balances	0	34,651
Others
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Values at the beginning of the year	4,049	5,280
Cash flows	(1,664)	(2,531)
Foreign exchange adjustments	(1,265)	(282)
Other non-cash movements	595	1,582
Balances	$ 1,715	$ 4,049